Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 72,180	$ 23,106
Accounts receivable	204
Prepaid expenses	716
Total current assets	73,100
Non-current financial assets (note 22(a))
Restricted funds	2,783
Value added taxes recoverable	8,587
Equipment (note 8)	710	284
Mineral properties under development and construction (note 7)	71,272
Mineral properties (note 6)	82,743	125,643
TOTAL ASSETS	239,195	151,028
Current liabilities
Trade and other payables (note 10(a))	3,383	802
Accrued liabilities (note 10(b))	4,343	1,578
Total current liabilities	7,726
Non-Current
Lease obligations	142
Camino Rojo project loan (note 11)	60,696
Newmont loan (note 12)	9,440
Accrued liabilities - long term	92
Site closure provisions	518
TOTAL LIABILITIES	78,614	(25,868)
SHAREHOLDERS' EQUITY
Share capital (note 15)	217,948
Reserves	29,881
Accumulated other comprehensive income (loss)	3,002
Accumulated deficit	(90,250)
TOTAL SHAREHOLDERS' EQUITY	160,581	125,160
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 239,195
Restated
Current assets
Cash and cash equivalents		23,106	$ 12,234
Accounts receivable		94	282
Prepaid expenses		52	151
Total current assets		23,252	12,667
Non-current financial assets (note 22(a))
Restricted funds		509	150
Value added taxes recoverable		1,340	622
Equipment (note 8)		284	252
Mineral properties (note 6)		125,643	124,099
TOTAL ASSETS		151,028	137,790
Current liabilities
Trade and other payables (note 10(a))		802	1,278
Accrued liabilities (note 10(b))		1,578	1,405
Total current liabilities		2,380	2,683
Non-Current
Lease obligations		44
Camino Rojo project loan (note 11)		12,961
Newmont loan (note 12)		9,647	4,475
Accrued liabilities - long term		261
Site closure provisions		575	626
TOTAL LIABILITIES		25,868	7,784
SHAREHOLDERS' EQUITY
Share capital (note 15)		159,230	153,852
Reserves		30,061	19,931
Accumulated other comprehensive income (loss)		(1,575)	(3,393)
Accumulated deficit		(62,556)	(40,384)
TOTAL SHAREHOLDERS' EQUITY		125,160	130,006
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 151,028	$ 137,790